Expense by Nature - Summary of Detailed Information About Emoluments Bands Of Highest Paid Individuals Explanatory (Detail) - Individuals-	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	3	2	1
Emolument Bands Range One [Member]
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	2	0	0
Emolument Bands Range Two [Member]
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	1	2	1